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                                                               February 28, 2020


                                  PIONEER FUND


         SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT
               OF ADDITIONAL INFORMATION, EACH DATED MAY 1, 2019

Effective February 28, 2020, Amundi Pioneer is making the following change regarding the fund's expenses.

NEW EXPENSE LIMITATION

The fund's new expense limitation is:

Class Y shares - 0.70%

Amundi Pioneer has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amounts. This expense limitation will be in effect through May 1, 2021.

















                                                                   31981-00-0220
                                (Copyright)2020 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC